Above / Below Market Acquired Charters (Tables)	12 Months Ended
Dec. 31, 2024
Above Below Market Acquired Charters
Above / Below market acquired time charters (Table)
	Above market acquired charters	Below market acquired charters
Carrying amount as at January 1, 2023	$14,528	$(2,951)
Additions	67,227	(94,889)
(Amortization) / accretion	(7,786)	12,432
Carrying amount as at December 31, 2023	$73,969	$(85,408)
Additions	58,254	(5,036)
(Amortization) / accretion	(30,649)	14,785
Carrying amount as at December 31, 2024	$101,574	$(75,659)

Above / Below market acquired time charters - Amortization Schedule (Table)

For the year ending December 31,	Above market acquired charters	Below market acquired charters
2025	$35,119	$(13,576)
2026	25,706	(13,512)
2027	7,392	(13,512)
2028	7,413	(13,549)
2029	7,392	(13,091)
Thereafter	18,552	(8,419)
Total	$101,574	$(75,659)